SEPARATE ACCOUNT ASSETS AND LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2024
Insurance [Abstract]
Schedule of Change in Separate Account Assets and Liabilities
The following table presents the change of the Company’s separate account assets and liabilities:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2024	2023
Balance, beginning of period	$1,189	$1,045
Additions (deductions):
Policyholder deposits	35	38
Net investment income	10	13
Net realized capital gains on investments	112	114
Policyholder benefits and withdrawals	(75)	(58)
Net transfer from (to) general account	2	(1)
Policy charges	(7)	(6)
Total changes	77	100
Balance, end of period	$1,266	$1,145